SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Weighted-average grant date fair value of options granted	$ 33.82	$ 55.43	$ 28.26
Total intrinsic value of the options exercised	$ 18,790	$ 45,326	$ 53,398